Financial Instruments and Risk Management - Interest Rate Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unrealized losses on derivatives	$ 14.2	$ (10.3)
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percentage	1.00%
Reasonably possible change in risk variable, impact on interest expense	$ 7.6
Reasonably possible change in risk variable, unhedged items, impact on interest expense	4.1
Unrealized losses on derivatives	$ 4.4
Reasonable possible change in risk variable, unrealized loss, percentage	0.25%
Reasonably possible change in risk variable, impact on unrealized loss	$ 4.3
Prior credit facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings		187.5
New Term Loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	598.3
Unhedged borrowings	$ 248.3
New Term Loans | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedging instrument, term	5 years
Hedged item, liabilities	$ 350.0
Hedged item, subject to cancellation	150.0
New Term Loans, November | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged item, liabilities	175.0
Hedged item, subject to cancellation	75.0
New Term Loans, June | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hedged item, liabilities	175.0
Hedged item, subject to cancellation	75.0
New Revolver
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	159.0
Prior Revolving Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings		$ 0.0
New credit facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	757.3
Unhedged borrowings	407.3
New credit facility | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Unhedged borrowings	$ 407.3